General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses
Occupancy expenses	SFr 982	SFr 1,090	SFr 964
IT, machinery, etc.	1,428	1,343	1,174
Provisions and losses	1,261	640	425
Travel and entertainment	152	337	338
Professional services	1,546	1,712	1,803
Amortization and impairment of other intangible assets	8	10	9
Other	1,146	996	1,085
General and administrative expenses	6,523	6,128	5,798
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(159)	(204)	(208)
Bank
General and Administrative Expenses
Occupancy expenses	883	990	855
IT, machinery, etc.	1,129	1,066	926
Provisions and losses	1,253	639	433
Travel and entertainment	134	303	310
Professional services	3,025	3,132	2,991
Amortization and impairment of other intangible assets	8	10	9
Other	1,530	1,448	1,544
General and administrative expenses	7,962	7,588	7,068
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	SFr 0	SFr 10	SFr 32